PACE® Select Advisors Trust

July 30, 2021

Supplement to the prospectuses relating to Class A and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 27, 2020 (as revised June 11, 2021).

Includes:

•  PACE® Strategic Fixed Income Investments

•  PACE® International Emerging Markets Equity Investments

Dear Investor,

The purpose of this supplement is to update certain information for PACE Strategic Fixed Income Investments and PACE International Emerging Markets Equity Investments (each, a "fund" and together, the "funds"), each a series of PACE Select Advisors Trust ("Trust"). At the recommendation of UBS Asset Management (Americas) Inc., the funds' manager, the Board of Trustees of the Trust recently approved lower expense caps for each of the funds, effective as of August 1, 2021.

ZS-1117

Effective as of August 1, 2021, the Prospectuses and SAI are hereby revised as follows:

The section captioned "PACE Strategic Fixed Income Investments Fund Summary" and sub-captioned "Annual fund operating expenses" on page 14 of the Multi-Class Prospectus is revised by replacing the table and footnotes in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

		Class A		Class Y
Management fees		0.51%		0.51%
Distribution and/or service (12b-1) fees		0.25		None
Other expenses		0.59		0.79
Miscellaneous expenses (includes administration fee of 0.10%)[1]	0.24		0.44
Interest expense attributable to securities sold short	0.35		0.35
Total annual fund operating expenses		1.35		1.30
Management fee waiver/expense reimbursements[2]		0.10		0.30
Total annual fund operating expenses after fee waiver and/or expense reimbursements[2]		1.25		1.00

1  "Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund. Since the "Acquired fund fees and expenses" are not directly borne by the fund, they are not reflected in the fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after fee waiver and/or expense reimbursements" may differ from those presented in the financial highlights.

2  The fund and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses of each class through November 30, 2022 (excluding, as applicable, dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings and extraordinary expenses) would not exceed, prior to August 1, 2021, 0.93% for Class A and 0.68% for Class Y. Effective August 1, 2021, the expense caps are 0.90% for Class A and 0.65% for Class Y. "Management fee waiver/expense reimbursements" are based on estimated amounts for the current fiscal year. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed these expense caps and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.

The section captioned "PACE Strategic Fixed Income Investments Fund Summary" and sub-captioned "Example" on page 15 of the Multi-Class Prospectus is revised by replacing the table in its entirety with the following:
	1 year	3 years	5 years	10 years
Class A	$498	$777	$1,077	$1,930
Class Y	102	383	684	1,541

The section captioned "PACE International Emerging Markets Equity Investments Fund Summary" and sub-captioned "Annual fund operating expenses" on page 58 of the Multi-Class Prospectus is revised by replacing the table and footnotes in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class Y
Management fees	1.00%	1.00%
Distribution and/or service (12b-1) fees	0.25	None
Other expenses (includes administration fee of 0.10%)[1]	0.47	0.40
Total annual fund operating expenses	1.72	1.40
Management fee waiver/expense reimbursements[2]	0.27	0.20
Total annual fund operating expenses after fee waiver and/or expense reimbursements[2]	1.45	1.20

1  "Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund. Since the "Acquired fund fees and expenses" are not directly borne by the fund, they are not reflected in the fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after fee waiver and/or expense reimbursements" may differ from those presented in the financial highlights.

2  The fund and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses of each class through November 30, 2022 (excluding, as applicable, dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings and extraordinary expenses) would not exceed, prior to August 1, 2021, 1.55% for Class A and 1.30% for Class Y. Effective August 1, 2021, the expense caps are 1.45% for Class A and 1.20% for Class Y. "Management fee waiver/expense reimbursements" are based on estimated amounts for the current fiscal year. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed these expense caps and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.

The section captioned "PACE International Emerging Markets Equity Investments Fund Summary" and sub-captioned "Example" on page 58 of the Multi-Class Prospectus is revised by replacing the table in its entirety with the following:
	1 year	3 years	5 years	10 years
Class A	$689	$1,037	$1,408	$2,447
Class Y	122	423	747	1,662

The section captioned "PACE Strategic Fixed Income Investments Fund Summary" and sub-captioned "Annual fund operating expenses" on page 17 of the Class P Prospectus is revised by replacing the table and footnotes in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees		0.51%
Distribution and/or service (12b-1) fees		None
Other expenses		0.62
Miscellaneous expenses (includes administration fee of 0.10%)[1]	0.27
Interest expense attributable to securities sold short	0.35
Total annual fund operating expenses		1.13
Management fee waiver/expense reimbursements[2]		0.13
Total annual fund operating expenses after fee waiver and/or expense reimbursements[2]		1.00

1  "Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund. Since the "Acquired fund fees and expenses" are not directly borne by the fund, they are not reflected in the fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after fee waiver and/or expense reimbursements" may differ from those presented in the financial highlights.

2  The fund and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2022 (excluding, as applicable, dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings and extraordinary expenses) would not exceed, prior to August 1, 2020, 0.68% for Class P. Effective August 1, 2021, the expense cap is 0.65% for Class P. "Management fee waiver/expense reimbursements" are based on estimated amounts for the current fiscal year. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.

The section captioned "PACE Strategic Fixed Income Investments Fund Summary" and sub-captioned "Example" on page 17 of the Class P Prospectus is revised by replacing the table in its entirety with the following:
1 year	3 years	5 years	10 years
$102	$346	$610	$1,363

The section captioned "PACE International Emerging Markets Equity Investments Fund Summary" and sub-captioned "Annual fund operating expenses" on page 61 of the Class P Prospectus is revised by replacing the table and footnotes in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%
Distribution and/or service (12b-1) fees	None
Other expenses (includes administration fee of 0.10%)[1]	0.51
Total annual fund operating expenses	1.51
Management fee waiver/expense reimbursements[2]	0.31
Total annual fund operating expenses after fee waiver and/or expense reimbursements[2]	1.20

1  "Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund. Since the "Acquired fund fees and expenses" are not directly borne by the fund, they are not reflected in the fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after fee waiver and/or expense reimbursements" may differ from those presented in the financial highlights.

2  The fund and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2022 (excluding, as applicable, dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings and extraordinary expenses) would not exceed, prior to August 1, 2021, 1.30% for Class P. Effective August 1, 2021, the expense cap is 1.20% for Class P. "Management fee waiver/expense reimbursements" are based on estimated amounts for the current fiscal year. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.

The section captioned "PACE International Emerging Markets Equity Investments Fund Summary" and sub-captioned "Example" on page 61 of the Class P Prospectus is revised by replacing the table in its entirety with the following:
1 year	3 years	5 years	10 years
$122	$447	$794	$1,775

The section captioned "Investment management, administration and principal underwriting arrangements" and sub-captioned "Investment management and administration arrangements" beginning on page 91 of the SAI is revised by replacing the seventh paragraph of that sub-section in its entirety with the following:

UBS AM is contractually obligated to waive all or a portion of its investment management and administration fees and/or to reimburse the funds for certain operating expenses in order to maintain the total annual operating expenses of each class (excluding expenses attributable to (1) dividend expense, borrowing costs and interest expense relating to short sales, and (2) investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings and extraordinary expenses) through November 30, 2021 (or through November 30, 2022 in the case of PACE Strategic Fixed Income Investments and PACE International Emerging Markets Equity Investments) at a level not to exceed certain specified amounts. Each fund will repay UBS AM for any such waived fees/reimbursed expenses during the three-year period following the period during which UBS AM waived fees or reimbursed expenses, to the extent that repayment can be made without causing the operating expenses of the fund or class during a year in which repayment is made to exceed these expense caps.

The same section of the SAI is revised by replacing the ninth paragraph of that sub-section and the entries for PACE Strategic Fixed Income Investments and PACE International Emerging Markets Equity Investments in the following table of that sub-section in their entirety with the following:

The amounts of the expense caps for each fund and each share class are shown in the table below, and are current as of the date of this SAI (with the exception of the amounts for PACE Strategic Fixed Income Investments and PACE International Emerging Markets Equity Investments as noted below); the table also shows, for the fiscal year ended July 31, 2020, UBS AM's fee waivers/expense reimbursements (which may be subject to repayment by the funds through July 31, 2023) and recoupments.

Fund	Class A expense cap		Class Y expense cap		Class P expense cap		Class P2 expense cap	Fee waivers/ expense reimbursement	Recoupments
PACE Strategic Fixed Income Investments	0.90	%*	0.65	*	0.65	*	N/A	735,584	—
PACE International Emerging Markets Equity Investments	1.45	**	1.20	**	1.20	**	N/A	386,163	—

*  The expense caps shown for PACE Strategic Fixed Income Investments above are effective as of August 1, 2021. Prior to August 1, 2021, the expense caps for this fund were as follows: 0.93% for Class A, 0.68% for Class Y and 0.68% for Class P.

**  The expense caps shown for PACE International Emerging Markets Equity Investments above are effective as of August 1, 2021. Prior to August 1, 2021, the expense caps for this fund were as follows: 1.55% for Class A, 1.30% for Class Y and 1.30% for Class P.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

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UBS Asset Management (Americas) Inc.